Putnam
Global
Governmental
Income Trust

ANNUAL REPORT ON PERFORMANCE AND OUTLOOK

10-31-98


[LOGO: BOSTON * LONDON * TOKYO]



Fund highlights

* "In Europe, high unemployment and slowing economic growth are providing pressure for central banks to lower interest rates, which should lead to continued strength in the region's bond markets.

                             -- D. William Kohli, manager
                                Putnam Global Governmental Income Trust

   CONTENTS

 4 Report from Putnam Management

 9 Fund performance summary

14 Portfolio holdings

21 Financial statements



From the Chairman

[GRAPHIC OMITTED: PHOTO OF GEORGE PUTNAM]

[copyright] Karsh, Ottawa

Dear Shareholder:

Few portfolios containing the securities of emerging nations were prepared for the swiftness and severity of the decline in these investments over the past year. While Putnam Global Governmental Income Trust was no exception, matters could have been worse had it not been for the fund's sizable allocation to U.S. and European securities. In addition to benefiting from the generally strong U.S. bond market, the fund's U.S. holdings also played a significant role in moderating the impact of the wide fluctuations in currency exchange rates that occurred during the period.

I am pleased to announce the addition of Jennifer E. Leichter and Jeffrey
A. Kaufman to your fund's management team. Jennifer has been with Putnam since 1987 and is currently chief investment officer of the Core Fixed Income Group's credit team. She has 15 years of investment experience. Before joining Putnam earlier this year, Jeffrey was with MFS Investment Management and Salomon Brothers. He has 8 years of investment experience.

Respectfully yours,

/S/GEORGE PUTNAM
George Putnam
Chairman of the Trustees
December 16, 1998



Report from the Fund Managers
D. William Kohli
Jeffrey A. Kaufman
Jennifer E. Leichter

After three consecutive years of positive performance, Putnam Global Governmental Income Trust suffered a modest setback during the fiscal year ended October 31, 1998. The fund's class A shares returned -1.14% at net asset value and -5.86% at public offering price. For more information about the fund's performance, including returns for other share classes, please see pages 9 and 10.

* EMERGING MARKETS STUMBLE IN THIRD QUARTER

The fund's losses were concentrated in the third quarter of calendar 1998, when the bond markets of emerging economies experienced steep setbacks. In the past, exposure to emerging-markets bonds has provided a measure of diversification for the fund as well as the opportunity to earn double-digit yields. This year, for example, B-rated Turkish bonds provided yields as high as 84%. While yields of that magnitude are rare, emerging-markets bonds typically carry higher yields than bonds from developed markets in order to compensate investors for the fact that developing countries are more likely to default on payments of interest and principal because of their lower levels of political and economic stability.

By early 1998, Asian market turmoil appeared to have subsided. With its aid packages to Indonesia, Malaysia, and Korea, the International Monetary Fund (IMF) had signaled its intention to bail out the emerging economies that declared a commitment to free-market reform. In addition, we believed the expected damage to the world economy from slowing Asian economies had been exaggerated. We increased the fund's emerging-markets allocation throughout the spring and summer to take advantage of opportunities in select markets, eventually reaching 19% of the portfolio by July 31. High-yielding markets such as Ecuador and Russia were offset with more conservative holdings in countries like Bulgaria, Panama, and Poland. The fund's yield benefited greatly during this time.

In August, a new wrinkle developed in the emerging markets. Russia professed itself unable to make interest payments on its widely held government bonds, and the IMF declined to help as it had elsewhere. Russia's resulting three-month moratorium on debt repayment was compounded by a political crisis that saw President Yeltsin's authority undermined by a reactionary Communist Party. The events in Russia set off a financial chain reaction around the world in which investors flocked to the perceived safety of developed bond markets and U.S. Treasuries in particular.

As the prices of Russian bonds plunged nearly 80%, hedge funds and other large money managers sold investments where they could, pushing prices lower across a number of emerging markets. Given the indiscriminate nature of the selloff, we quickly cut back the fund's emerging-markets exposure, reducing the fund's total allocation to less than 8% at the end of October. We were not quick enough, however, to prevent a loss to the fund. Because U.S. tax regulations require gains and losses on foreign currencies to be treated as ordinary income for tax purposes, the loss offsets the fund's income for the year. As a result, although the fund's distributions this year were fully earned, roughly 50% of the fiscal year's distribution is being reclassified as a return of capital and will not be taxable to shareholders.


[GRAPHIC OMITTED: horizontal bar chart SAMPLE BOND MARKET RETURNS]

SAMPLE BOND MARKET RETURNS
(12 months through 10/31/98 in U.S. dollars)

United Kingdom    17.20%

France            16.63%

Germany           14.98%

United States     11.66%

Argentina          6.66%

Korea             -0.97%

Brazil            -6.64%

Ecuador          -14.48%

Venezuela        -18.26%

Russia           -79.03%

Footnote reads:
Source:Salomon Smith Barney and J.P. Morgan Securities, Inc. The fund's investments in these markets produced returns that may not match those shown.


* EUROPE PREPARES FOR MONETARY UNION

In stark contrast to the emerging markets, many of Europe's developed bond markets enjoyed healthy rallies during the year. In preparation for 1999's monetary and economic union, participating countries have ratcheted down short-term interest rates to match the 3.3% interest rate now shared by Germany, France, Belgium, and the Netherlands. With economic growth waning and more than 20 million people out of work in Europe, the markets also have begun to factor in a German rate cut ahead of Europe's Economic and Monetary Union (EMU), which would likely prompt additional rate cuts from member countries. During the year, the fund benefited from increased exposure to the core European markets, including Germany, France, Denmark, and the Netherlands.

However, the biggest boost for fund performance during the year and the region's best bond market return came from the United Kingdom, which will not participate in the first round of EMU. Britain opted out of the European Union and its restrictive monetary policies in 1992 in order to provide liquidity for the U.K. economy at a time when other European countries were maintaining higher interest rates. Britain's rate cuts in the early 1990s successfully stimulated its economy and eventually necessitated rate increases to prevent price and wage inflation. At the start of the year, short-term interest rates in Britain were more than three percentage points above those of its European neighbors and appeared likely to fall. We increased the fund's U.K. holdings, which reached 23% of the portfolio by midyear, and took advantage of the region's strongest rally as Britain's economy began to show signs of weakness. The Bank of England finally reduced rates in early October, and we later took profits on a portion of the position once we were convinced that the market had factored in additional cuts.


[GRAPHIC OMITTED: horizontal bar chart GEOGRAPHIC BREAKDOWN (10/31/98)]

GEOGRAPHIC BREAKDOWN (10/31/98)*

United States      44.6%

United Kingdom     11.5%

Germany             9.1%

New Zealand         6.8%

Netherlands         6.0%

Canada              5.5%

France              5.4%

Denmark             4.9%

Other              16.6%

Footnote reads:
*Based on net assets. Country allocations will vary over time.


* TREASURIES LEAD U.S. BOND MARKET

Turbulence in the emerging markets and persistent worries over Japan's inability to stabilize its banking crisis sparked a steady demand for dollar-denominated assets during the year, and U.S. Treasury bonds were the primary beneficiaries. Also bolstering the sector were investor concerns over a slowing U.S. economy. Consumer spending, manufacturing output, and a host of other indicators pointed toward a slowing economy in the final months of the period, prompting the Federal Reserve Board to lower short-term interest rates on two separate occasions in October (and a third time shortly after the close of the fund's reporting period).

Demand for Treasury bonds was so strong that by October the yield on the 30-year Treasury bond, which moves in the opposite direction from its price, dropped below 5% for the first time in history. For the year, long-term Treasury bonds returned 16.30%, as measured by the Lehman Brothers Treasury Bond (Long) Index. Our weighting in U.S. Treasury bonds helped boost fund performance at a time when other segments of the bond market were experiencing difficulty.

The fund's U.S. corporate and mortgage-backed holdings performed exceptionally well during the first half of the year but ultimately failed to keep pace with Treasury bonds. These sectors typically offer higher yields than comparable U.S. Treasury bonds to compensate for the additional risks associated with corporate and mortgage-backed securities. In the mortgage sector, for example, homeowners often seek to pay off their loans ahead of schedule in order to refinance at lower rates. These prepayments are returned to mortgage investors, disrupting income streams and forcing investors to reinvest the proceeds at lower prevailing rates. As the year progressed, fears of increased mortgage prepayments and heightened credit risk in the corporate sector restrained the returns of these bonds, prompting us to reduce the fund's position.

* MORE CONSERVATIVE STRATEGY GOING FORWARD

With the reduction in emerging-markets, corporate, and mortgage-related bonds, the fund is now more conservatively positioned than usual. Assets are concentrated in the developed markets of Europe, where we seek to take advantage of an environment of slowing economic growth and potential reductions in short-term interest rates, and in the United States, where the Fed appears to be concerned more with averting a recession than snuffing out inflation. The fund's focus on short-term European debt has also lessened the portfolio's overall sensitivity to changing interest rates, which may prove beneficial if the world's bond markets remain volatile in the months to come.

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 10/31/98, there is no guarantee the fund will continue to hold these securities in the future. International investing involves certain risks, such as currency fluctuations and economic and political instability, not present with domestic investments. While U.S. government backing of individual securities does not insure principal, which will fluctuate, it does guarantee that the fund's government-backed holdings will make timely payments of interest and principal. This fund included investments in mortgage-backed securities, which are subject to prepayment risk.



Performance summary

This section provides information about your fund's performance, which should always be considered in light of its investment strategy. Putnam Global Governmental Income Trust is designed for investors seeking high current income by investing principally in debt securities of foreign and U.S. government entities, including supranational issuers. Preservation of capital and long-term total return are secondary objectives.


TOTAL RETURN FOR PERIODS ENDED 10/31/98

                                 Class A           Class B           Class M
(inception date)                (6/1/87)          (2/1/94)          (3/17/95)
                              NAV      POP      NAV     CDSC      NAV     POP
------------------------------------------------------------------------------
1 year                      -1.14    -5.86    -1.87    -6.47    -1.28    -4.51
------------------------------------------------------------------------------
5 years                     18.26    12.65    13.95    12.27    16.74    12.97
Annual average               3.41     2.41     2.65     2.34     3.14     2.47
------------------------------------------------------------------------------
10 years                   100.47    90.95    85.41    85.41    94.77    88.38
Annual average               7.20     6.68     6.37     6.37     6.89     6.54
------------------------------------------------------------------------------
Life of fund*              163.65   151.20   140.38   140.38   154.35   146.03
Annual average*              8.86     8.40     7.98     7.98     8.52     8.20
------------------------------------------------------------------------------

COMPARATIVE INDEX RETURNS FOR PERIODS ENDED 10/31/98

                                           Salomon Bros.
                                           World Govt.          Consumer
                                           Bond Index          Price Index
------------------------------------------------------------------------------
1 year                                        12.55%              1.36%
------------------------------------------------------------------------------
5 years                                       45.25              12.42
Annual average                                 7.75               2.37
------------------------------------------------------------------------------
10 years                                     135.79              36.27
Annual average                                 8.96               3.14
------------------------------------------------------------------------------
Life of fund*                                170.52              44.83
Annual average*                                9.11               3.30
------------------------------------------------------------------------------

Past performance is no assurance of future results. Returns for class A and class M shares reflect the current maximum initial sales charges of 4.75% and 3.25% respectively. Class B share returns for the 1-, 5-, and 10-year (where available) and life-of-fund periods reflect the applicable contingent deferred sales charge (CDSC), which is 5% in the first year, declines to 1% in the sixth year, and is eliminated thereafter. Returns shown for class B and class M shares for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect both the initial sales charge or CDSC, if any, currently applicable to each class and in the case of class B and class M shares, the higher operating expenses applicable to such shares. All returns assume reinvestment of distributions at NAV. Investment return and principal value will fluctuate so that an investor's shares when redeemed may be worth more or less than their original cost. *Since 6/1/87.

This performance information does not reflect any market volatility that may have occurred since the date of the information. As a result, more recent returns may be more or less than those shown.


[GRAPHIC OMITTED: worm chart GROWTH OF A $10,000 INVESTMENT]

GROWTH OF A $10,000 INVESTMENT

Cumulative total return of
a $10,000 investment
since 10/31/88
                                 Salomon Bros
              Fund's class A      World Govt     Consumer Price
Date          shares at POP       Bond Index         Index

10/31/88          9,524             10,000          10,000
10/31/89          9,798             10,265          10,449
10/31/90         11,718             11,436          11,106
10/31/91         13,170             12,728          11,431
10/31/92         14,610             14,496          11,797
10/31/93         16,145             16,233          12,121
10/31/94         15,188             16,820          12,438
10/31/95         16,612             19,377          12,787
10/31/96         18,682             20,419          13,170
10/31/97         19,314             20,950          13,444
10/31/98        $19,095            $23,579         $13,627

Footnote reads:
Past performance is no assurance of future results. At the end of the same time period, a $10,000 investment in the fund's class B shares would have been valued at $18,541 and no contingent deferred sales charges would apply; a $10,000 investment in the fund's class M shares would have been valued at $19,477 ($18,838 at public offering price). See first page of performance section for performance calculation method.



PRICE AND DISTRIBUTION INFORMATION
12 months ended 10/31/98

                            Class A         Class B     Class M
-----------------------------------------------------------------------
Distributions (number)       11                11          11
-----------------------------------------------------------------------
Income                     $0.470            $0.418      $0.461
-----------------------------------------------------------------------
Capital gains                 --               --          --
-----------------------------------------------------------------------
Return of capital1         $0.475            $0.421      $0.465
-----------------------------------------------------------------------
  Total                    $0.945            $0.839      $0.926
-----------------------------------------------------------------------
Share value:            NAV     POP            NAV     NAV     POP
-----------------------------------------------------------------------
10/31/97                $13.94   $14.64      $13.90    $13.89   $14.36
-----------------------------------------------------------------------
10/31/98                 12.82    13.46       12.79     12.77    13.20
-----------------------------------------------------------------------
Current return
(end of period)
-----------------------------------------------------------------------
Current dividend rate2    2.94%    2.80%       2.62%     2.75%    2.66%
-----------------------------------------------------------------------
Current 30-day SEC yield3 6.28     5.98        5.54      6.02     5.82
-----------------------------------------------------------------------

1 See page 33.

2 Income portion of most recent distribution, annualized and divided by NAV or POP at end of period.

3 Based on investment income, calculated using SEC guidelines.

TOTAL RETURN FOR PERIODS ENDED 9/30/98
(most recent calendar quarter)

                                 Class A           Class B           Class M
(inception date)                (6/1/87)          (2/1/94)          (3/17/95)
                              NAV      POP      NAV     CDSC      NAV     POP
------------------------------------------------------------------------------
1 year                      -4.58%   -9.13%   -5.30%   -9.76%   -4.71%   -7.83%
------------------------------------------------------------------------------
5 years                     14.94     9.48    10.74     9.11    13.39     9.73
Annual average               2.82     1.83     2.06     1.76     2.55     1.87
------------------------------------------------------------------------------
10 years                   102.83    93.20    87.51    87.51    97.06    90.61
Annual average               7.33     6.81     6.49     6.49     7.02     6.66
------------------------------------------------------------------------------
Life of fund               154.83   142.80   132.46   132.46   145.86   137.83
Annual average               8.61     8.14     7.73     7.73     8.26     7.95
------------------------------------------------------------------------------

Performance data represent past results, do not reflect future performance, and will differ for each share class. Investment returns and principal value will fluctuate so that an investor's shares, when sold, may be worth more or less than their original cost. See first page of performance section for performance calculation method.

TERMS AND DEFINITIONS

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Class A shares are generally subject to an initial sales charge.

Class B shares may be subject to a sales charge upon redemption.

Class M shares have a lower initial sales charge and a higher 12b-1 fee than class A shares and no sales charge on redemption.

Net asset value (NAV) is the value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares, not including any initial or contingent deferred sales charge.

Public offering price (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the 4.75% maximum sales charge for class A shares and 3.25% for class M shares.

Contingent deferred sales charge (CDSC) is a charge applied at the time of the redemption of class B shares and assumes redemption at the end of the period. Your fund's CDSC declines from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies.

COMPARATIVE BENCHMARKS

Salomon Brothers World Government Bond Index is a market-capitalization weighted benchmark that tracks the performance of government-bond markets in 14 countries. The index assumes reinvestment of all distributions and interest payments and does not take into account brokerage fees or taxes. Securities in the fund do not match those in the index and performance of the fund will differ. It is not possible to invest directly in an index.

Consumer Price Index (CPI) is a commonly used measure of inflation; it does not represent an investment return.



Report of independent accountants
For the fiscal year ended October 31, 1998

To the Trustees and Shareholders of
Putnam Global Governmental Income Trust

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments owned, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Putnam Global Governmental Income Trust (the "fund") at October 31, 1998, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments owned at October 31, 1998 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.


PricewaterhouseCoopers LLP
Boston, Massachusetts
December 10, 1998




Portfolio of investments owned
October 31, 1998

FOREIGN GOVERNMENT BONDS AND NOTES (51.6%) (a)
PRINCIPAL AMOUNT                                                                                                     VALUE
--------------------------------------------------------------------------------------------------------------------------
AUD       8,075,000  Australia (Government of) bonds Ser. 909,
                       7 1/2s, 2009                                                                          $   6,074,273
CAD      16,975,000  Canada (Government of) bonds Ser. WB60,
                       7 1/4s, 2007                                                                             12,648,687
USD       9,115,000  Canada (Government of) bonds
                       5 1/4s, 2008                                                                              9,115,000
DKK     141,160,000  Denmark (Government of) bonds 6s, 2009                                                     24,701,766
FRF      49,178,000  France (Government of) deb. 6s, 2025                                                        9,845,352
FRF      85,000,000  France (Government of) bonds 5 1/2s, 2007                                                  16,764,017
DEM      32,790,000  Germany (Federal Republic of) bonds
                       7 1/8s, 2003                                                                             22,436,097
DEM       8,010,000  Germany (Federal Republic of) bonds
                       Ser. 98, 5 5/8s, 2028                                                                     5,158,761
ITL  12,600,000,000  Italy (Government of) bonds 10 1/2s, 2005                                                  10,502,823
ITL  11,285,000,000  Italy (Government of) bonds 5 3/4s, 2002                                                    7,353,902
NLG      32,205,000  Netherlands (Government of) bonds
                       Ser. 1 & 2, 9s, 2000                                                                     18,669,440
NLG      15,090,000  Netherlands (Government of) bonds
                       7 1/2s, 2023                                                                             10,693,064
NZD      42,565,000  New Zealand (Government of) bonds 8s, 2004                                                 25,331,496
NZD      16,900,000  New Zealand (Government of) bonds
                       Ser. 200, 6 1/2s, 2000                                                                    9,083,142
SEK      74,900,000  Sweden (Government of) bonds, Ser. 1041,
                       6 3/4s, 2014                                                                             11,478,894
SEK      74,300,000  Sweden (Government of) bonds, Ser. 1035,
                       6s, 2005                                                                                 10,348,554
GBP      13,240,000  United Kingdom Treasury bonds Ser. 85,
                       9 3/4s, 2002                                                                             25,599,143
GBP       9,230,000  United Kingdom Treasury bonds 8s, 2015                                                     20,627,112
RUB      41,205,000  U.S. Dollar GKO Pass Through Structured Note
                       (Issued by Deutsche Bank) The principle at
                       redemption is linked to the bid price for the
                       Russian Treasury Bill at maturity, and the change
                       in the spot rate of the Russian Ruble from issue
                       date to maturity date zero %, 1998 (in default)(NON)                                        371,257
USD       3,903,000  Venezuela (Government of) bonds 13 5/8s, 2018                                               2,810,160
                                                                                                            --------------
                     Total Foreign Government Bonds and Notes
                       (cost $257,341,771)                                                                  $  259,612,940

U.S. GOVERNMENT AND AGENCY OBLIGATIONS (24.6%) (a)
PRINCIPAL AMOUNT                                                                                                     VALUE

U.S. Government Agency Mortgage Obligations (12.8%)
--------------------------------------------------------------------------------------------------------------------------
        $63,940,000  Federal National Mortgage Association 6s, Dwarf, TBA,
                       with due dates from November 15, 2013 to
                       December 15, 2013                                                                    $   64,199,596

U.S. Treasury Obligations (11.8%)
--------------------------------------------------------------------------------------------------------------------------
        $29,275,000  U.S. Treasury Bonds 6 3/8s, August 15, 2027                                            $   33,734,754
         23,140,000  U.S. Treasury Notes 6 1/8s, August 15, 2007                                                25,547,948
                                                                                                            --------------
                                                                                                                59,282,702
                                                                                                            --------------
                     Total U.S. Government and Agency Obligations
                       (cost $121,365,269)                                                                  $  123,482,298

CORPORATE BONDS AND NOTES (14.1%) (a)
PRINCIPAL AMOUNT                                                                                                     VALUE

Airlines (0.2%)
--------------------------------------------------------------------------------------------------------------------------
        $ 1,000,000  Canadian Airlines Corp. sr. sec. notes 10s, 2005 (Canada)                              $      780,000

Automotive (0.3%)
--------------------------------------------------------------------------------------------------------------------------
          1,250,000  Exide Holding Europe 144A bonds 9 1/8s, 2004 (France)                                         604,449
            750,000  Navistar International Corp. sr. notes Ser. B, 8s, 2008                                       733,125
                                                                                                            --------------
                                                                                                                 1,337,574

Banks (4.2%)
--------------------------------------------------------------------------------------------------------------------------
          3,280,000  Fuji JGB Inv. LLC 144A FLIRB 9.87s, 2049 (Japan)                                            1,871,863
          1,000,000  GS Escrow Corp. 144A sr. notes 7 1/8s, 2005                                                   976,540
DEM      28,950,000  Kreditanstalt Fuer Wiederauf bonds 5s, 2009 (Germany)                                      18,247,389
                                                                                                            --------------
                                                                                                                21,095,792

Basic Industrial Products (0.4%)
--------------------------------------------------------------------------------------------------------------------------
          1,500,000  Geberit International AG sr. sub. notes 10 1/8s, 2007
                       (Switzerland)                                                                               979,207
            750,000  Owens-Illinois, Inc. sr. notes 8.1s, 2007                                                     779,813
                                                                                                            --------------
                                                                                                                 1,759,020

Broadcasting (0.9%)
--------------------------------------------------------------------------------------------------------------------------
          1,450,000  Central European Media Enterprises Ltd. sr. notes
                       Ser. RG, 8 1/8s, 2004 (United Kingdom)                                                      639,809
            750,000  Fox/Liberty Networks LLC sr. notes 8 7/8s, 2007                                               727,500
            750,000  Sinclair Broadcast Group, Inc. company guaranty 9s, 2007                                      721,875
          1,900,000  Telewest Communications PLC deb. stepped-coupon
                       zero % (11s, 10/1/00), 2007 (United Kingdom) (STP)                                        1,484,375
          1,000,000  Viacom International, Inc. sub. deb. 8s, 2006                                               1,030,000
                                                                                                            --------------
                                                                                                                 4,603,559

Business Services (0.2%)
--------------------------------------------------------------------------------------------------------------------------
            750,000  Pierce Leahy Corp. sr. sub. notes 11 1/8s, 2006                                               802,500

Cable Television (1.1%)
--------------------------------------------------------------------------------------------------------------------------
          1,000,000  Comcast Corp. sr. sub. notes 9 1/2s, 2008                                                   1,051,540
            750,000  CSC Holdings, Inc. sr. notes 7 1/4s, 2008                                                     724,590
          2,500,000  Diamond Cable Communications Co. company guaranty
                       10s, 2008 (United Kingdom)                                                                3,850,200
                                                                                                            --------------
                                                                                                                 5,626,330

Cellular Communications (0.9%)
--------------------------------------------------------------------------------------------------------------------------
            750,000  Cencall Communications Corp. sr. disc. notes
                       stepped-coupon zero % (10 1/8s, 1/15/99), 2004 (STP)                                        706,875
          1,500,000  Clearnet Communications, Inc. sr. disc. notes
                       stepped-coupon zero % (11 3/4s, 8/13/02), 2007
                       (Canada) (STP)                                                                              488,764
          1,500,000  MetroNet Communications Corp. sr. disc. notes zero %
                       (9.95s, 6/15/03), 2008 (Canada) (STP)                                                       810,000
            970,000  NEXTEL Communications, Inc. sr. disc. notes
                       stepped-coupon zero % (10.65s, 9/15/02), 2007 (STP)                                         567,450
          1,250,000  Orange PLC sr. notes 8 5/8s, 2008 (United Kingdom)                                          2,040,188
            100,000  Price Communications Wireless, Inc. 144A sr. notes
                       9 1/8s, 2006                                                                                 99,000
                                                                                                            --------------
                                                                                                                 4,712,277

Chemicals (0.2%)
--------------------------------------------------------------------------------------------------------------------------
          1,000,000  Acetex Corp. sr. notes 9 3/4s, 2003 (Canada)                                                  930,000

Computer Services (0.1%)
--------------------------------------------------------------------------------------------------------------------------
            750,000  Unisys Corp. sr. notes 7 7/8s, 2008                                                           757,500

Electric Utilities (0.9%)
--------------------------------------------------------------------------------------------------------------------------
            750,000  CalEnergy, Inc. sr. notes 9 1/2s, 2006                                                        834,188
            750,000  Calpine Corp. sr. notes 7 7/8s, 2008                                                          727,500
          1,000,000  Midland Funding Corp. deb. Ser. A, 11 3/4s, 2005                                            1,228,720
          1,500,000  Niagara Mohawk Power Corp. sr. notes Ser. G, 7 3/4s, 2008                                   1,572,615
                                                                                                            --------------
                                                                                                                 4,363,023

Electronics (0.5%)
--------------------------------------------------------------------------------------------------------------------------
          1,250,000  Celestica International Ltd. 144A sr. sub. notes 10 1/2s,
                       2006 (Canada)                                                                             1,340,625
            785,000  Reliance Industries Ltd. 144A bonds 8 3/4s, 2007 (India)                                    1,005,962
                                                                                                            --------------
                                                                                                                 2,346,587

Food Chains (0.1%)
--------------------------------------------------------------------------------------------------------------------------
            750,000  Southland Corp. sr. sub. deb. 5s, 2003                                                        622,500

Gaming (0.1%)
--------------------------------------------------------------------------------------------------------------------------
            500,000  Argosy Gaming Co. company guaranty 13 1/4s, 2004                                              532,500

Health Care (0.4%)
--------------------------------------------------------------------------------------------------------------------------
          1,500,000  Fresenius Medical Capital Trust II company guaranty
                       7 3/8s, 2008 (Germany)                                                                      843,206
             80,000  Tenet Healthcare Corp. 144A sr. sub. notes 8 1/8s, 2008                                        81,200
            920,000  Tenet Healthcare Corp. 144A sr. notes 7 5/8s, 2008                                            929,200
                                                                                                            --------------
                                                                                                                 1,853,606

Lodging (0.3%)
--------------------------------------------------------------------------------------------------------------------------
            750,000  HMH Properties, Inc. company guaranty Ser. B, 7 7/8s, 2008                                    727,500
            750,000  Host Marriott Travel Plaza sr. notes Ser. B, 9 1/2s, 2005                                     765,000
                                                                                                            --------------
                                                                                                                 1,492,500

Metals and Mining (0.1%)
--------------------------------------------------------------------------------------------------------------------------
            750,000  P & L Coal Holdings Corp. 144A sr. sub. notes 9 5/8s, 2008                                    742,500

Oil and Gas (0.5%)
--------------------------------------------------------------------------------------------------------------------------
          1,250,000  Gulf Canada Resources Ltd. sr. sub. notes 9 5/8s, 2005
                       (Canada)                                                                                  1,268,750
          3,150,000  Transamerican Energy sr. disc. notes stepped-coupon
                       Ser. B, zero % (13s, 6/15/99), 2002 (STP)                                                 1,008,000
                                                                                                            --------------
                                                                                                                 2,276,750

Paper and Forest Products (0.1%)
--------------------------------------------------------------------------------------------------------------------------
            750,000  Riverwood International Corp. company guaranty 10 1/4s, 2006                                  693,750

Pharmaceuticals (--%)
--------------------------------------------------------------------------------------------------------------------------
            170,000  ICN Pharmaceuticals, Inc. 144A sr. notes 9 1/4s, 2005                                         168,725

Retail (0.2%)
--------------------------------------------------------------------------------------------------------------------------
            750,000  Fred Meyer, Inc. company guaranty 7.45s, 2008                                                 782,475

Satellite Services (0.1%)
--------------------------------------------------------------------------------------------------------------------------
          1,250,000  Esat Holdings Ltd. 144A sr. notes stepped-coupon zero %
                       (12 1/2s, 2/01/02), 2007 (Ireland) (STP)                                                    737,500

Telecommunications (1.5%)
--------------------------------------------------------------------------------------------------------------------------
          1,000,000  Barak I.T.C. sr. disc. notes Ser. B, stepped-coupon
                       zero % (12 1/2s, 11/15/02), 2007 (Israel) (STP)                                             450,000
          2,090,000  Colt Telecommunications Group PLC
                       sr. notes 8 7/8s, 2007 (United Kingdom)                                                   1,326,463
          1,000,000  Esprit Telecom Group PLC sr. notes 11s, 2008
                       (United Kingdom)                                                                            495,648
          1,000,000  Hermes Europe Railtel 144A sr. notes
                       11 1/2s, 2007 (Netherlands)                                                               1,050,000
          1,250,000  Microcell Telecommunications Inc. sr. disc. notes
                       Ser. B, stepped-coupon zero %
                       (11 1/8s, 10/15/02), 2007 (Canada) (STP)                                                    380,999
GBP       1,250,000  NTL Inc. sr. unsub. 9 1/2s, 2008 (United Kingdom)                                           1,694,925
          1,000,000  Qwest Communications International, Inc.
                       sr. disc. notes stepped-coupon zero %
                       (9.47s, 10/15/02), 2007 (STP)                                                               740,000
            750,000  Time Warner Telecom Inc. sr. notes 9 3/4s, 2008                                               750,000
            950,000  Versatel Teleco 144A sr. notes 13 1/4s, 2008                                                  878,750
                                                                                                            --------------
                                                                                                                 7,766,785

Telephone Services (0.5%)
--------------------------------------------------------------------------------------------------------------------------
          1,500,000  Flag Ltd. 144A sr. notes 8 1/4s, 2008 (Bermuda)                                             1,372,500
          1,000,000  RSL Communications PLC bonds stepped-coupon
                       zero % (10s, 3/15/03), 2008 (STP)                                                           287,113
          3,000,000  Viatel, Inc. sr. disc. notes stepped-coupon zero %
                       (12.4s, 4/15/03), 2008 (STP)                                                                906,673
                                                                                                            --------------
                                                                                                                 2,566,286

Utilities (0.3%)
--------------------------------------------------------------------------------------------------------------------------
            750,000  CMS Energy Corp. pass through certificates 7s, 2005                                           747,315
            750,000  Public Service Co. of New Mexico sr. notes Ser. A, 7.1s, 2005                                 759,090
                                                                                                            --------------
                                                                                                                 1,506,405
                                                                                                            --------------
                     Total Corporate Bonds and Notes
                       (cost $72,813,896)                                                                   $   70,856,444

BRADY BONDS (5.2%) (a)
PRINCIPAL AMOUNT                                                                                                     VALUE
--------------------------------------------------------------------------------------------------------------------------
        $ 4,267,000  Argentina (Republic of) bonds Ser. L-GP, stepped-coupon,
                       5 3/4s, (6s, 3/31/99), 2023 (STP)                                                    $    2,954,898
          3,859,200  Brazil (Government of) deb. Ser. EI-L, FRB 6.625s, 2006                                     2,489,184
          7,590,000  Brazil (Republic of) disc. bonds FRB 6.625s, 2024                                           4,487,967
          1,640,000  Bulgaria (Government of) Ser. A, FRB, 2 1/2s, 2012                                            902,000
          7,865,000  Bulgaria (Government of) Ser. A, FRB, 6.688s, 2024                                          5,505,500
          3,260,000  Poland (Government of) bonds Ser. PDI, 5s, 2014                                             2,954,538
          9,060,000  United Mexican States bonds sec. Ser. B, 6 1/4s, 2019                                       6,761,560
                                                                                                            --------------
                     Total Brady Bonds (cost $27,012,261)                                                   $   26,055,647

COLLATERALIZED MORTGAGE OBLIGATIONS (0.4%) (a) (cost $ 2,838,860)
PRINCIPAL AMOUNT
--------------------------------------------------------------------------------------------------------------------------
        $11,631,692  FannieMae Strip Ser. 290 Class 2 Interest Only 6 1/2s, 2024                            $    2,253,640

PURCHASED OPTIONS OUTSTANDING (0.4%) (a) (cost $ 1,751,159)
CONTRACT                                                                                     EXPIRATION DATE/
AMOUNT                                                                                         STRIKE PRICE          VALUE
--------------------------------------------------------------------------------------------------------------------------
         $2,200,000  U.S. Dollars in exchange for Japanese Yen (Call)                           Nov. 98/
                                                                                                127 JPY     $    2,115,640

COMMON STOCKS (--%) (a) (cost $403,384)
NUMBER OF SHARES                                                                                                     VALUE
--------------------------------------------------------------------------------------------------------------------------
             11,327  PSF Holdings LLC Class A
                       (acquired 3/15/96, cost $403,384) (NON) (RES)                                        $      198,449

WARRANTS (--%) (a) (cost $19,000)(NON)                                                         EXPIRATION
NUMBER OF WARRANTS                                                                               DATE                VALUE
--------------------------------------------------------------------------------------------------------------------------
                950  Versatel Teleco 144A                                                       5/15/08     $        9,500

SHORT-TERM INVESTMENTS (14.2%) (a)
PRINCIPAL AMOUNT                                                                                                     VALUE
--------------------------------------------------------------------------------------------------------------------------
        $10,000,000  A.I. Credit Corp. effective yield of 5.02%, December 21, 1998                          $    9,930,277
         30,000,000  Federal Home Loan Mortgage Corp. effective yield of 5.36%,
                       November 12, 1998                                                                        29,957,467
          7,236,000  Interest in $750,000,000 joint repurchase agreement dated
                       October 30,1998 with Goldman Sachs & Co. due
                       November 2, 1998 with respect to various U.S. Treasury
                       obligations -- maturity value of $7,239,244 for an effective
                       yield of 5.38%                                                                            7,238,193
         24,535,000  Interest in $274,098,000 joint repurchase agreement dated
                       October 30, 1998 with Credit Siusse First Boston due
                       November 2, 1998 with respect to various U.S. Treasury
                       obligations -- maturity value of $24,545,979 for an effective
                       yield of 5.37%                                                                           24,542,320
                                                                                                            --------------
                     Total Short-Term Investments (cost $71,668,257)                                        $   71,668,257
--------------------------------------------------------------------------------------------------------------------------
                     Total Investments (cost $555,213,857) (b)                                              $  556,252,815
--------------------------------------------------------------------------------------------------------------------------

  (a) Percentages indicated are based on net assets of $503,495,951.

  (b) The aggregate identified cost on a tax basis is $558,635,127, resulting in gross unrealized appreciation and depreciation of $13,391,575 and $15,773,887, respectively, or net unrealized depreciation of $2,382,312.

(NON) Non-income-producing security.

(STP) The interest or dividend rate and date shown parenthetically represent the new interest or dividend rate to be paid and the date the fund will begin receiving interest or dividend income at this rate.

(RES) Restricted, excluding 144A securities, as to public resale. The total market value of restricted securities held at October 31, 1998 was $198,449 or less than 0.1% of net assets.

      144A after the name of a security represents those exempt from registration under Rule 144A of the Securities
      Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

      TBA after the name of a security represents to be announced securities (Note 1).

      FLIRB represents Front Loaded Interest Reduction Bond.

      The rates shown on Floating Rate Bonds (FRB) are the current interest rates shown at October 31, 1998, which are subject to change based on the terms of the security.

      Diversification by Country

      Distribution of investments by country of issue at October 31, 1998:
      (as percentage of Market Value)



          United States      40.4%
          United Kingdom     10.4
          Germany             8.2
          New Zealand         6.2
          Netherlands         5.5
          Canada              5.0
          France              4.9
          Denmark             4.4
          Sweden              3.9
          Italy               3.2
          Brazil              1.3
          Bulgaria            1.2
          Mexico              1.2
          Australia           1.1
          Other               3.1
                           ------
          Total             100.0%
                           ======


-------------------------------------------------------------------------------
Forward Currency Contracts to Buy at October 31, 1998
(aggregate face value $689,297,367)
                                     Aggregate Face     Delivery    Unrealized
                        Market Value      Value           Date     Appreciation
-------------------------------------------------------------------------------
Australian Dollars     $ 10,446,013  $  9,889,073       12/16/98  $   556,940
Canadian Dollar             283,627       282,476       12/16/98        1,151
Deutschemarks           356,211,228   342,408,096       12/16/98   13,803,132
French Franc             10,161,140     9,981,915       12/16/98      179,225
Italian Lira             15,721,375    15,093,390       12/16/98      627,985
Japanese Yen            336,652,035   292,837,873       12/16/98   43,814,162
Spanish Peseta           19,807,750    18,804,544       12/16/98    1,003,206
-------------------------------------------------------------------------------
                                                                  $59,985,801
-------------------------------------------------------------------------------
Forward Currency Contracts to Sell at October 31, 1998
(aggregate face value $652,859,587)
                                                                   Unrealized
                          Market     Aggregate Face     Delivery  Appreciation/
                           Value          Value           Date   (Depreciation)
-------------------------------------------------------------------------------
British Pounds         $ 35,732,378  $ 35,960,134       12/16/98 $    227,756
Canadian Dollar             954,979       973,168       12/16/98       18,189
Danish Krone             12,966,723    12,253,699       12/16/98     (713,024)
Deutschemarks           343,322,422   331,674,820       12/16/98  (11,647,602)
Dutch Guilder            30,505,300    29,970,539       12/16/98     (534,761)
Japanese Yen            236,342,651   205,248,360       12/16/98  (31,094,291)
New Zealand Dollar       24,043,877    23,382,074       12/16/98     (661,803)
Swedish Krona            13,122,858    13,396,793       12/16/98      273,935
-------------------------------------------------------------------------------
                                                                 $(44,131,601)
-------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Statement of assets and liabilities
October 31, 1998
Assets
-----------------------------------------------------------------------------------------------
Investments in securities, at value (identified cost $555,213,857) (Note 1)        $556,252,815
-----------------------------------------------------------------------------------------------
Cash                                                                                    218,295
-----------------------------------------------------------------------------------------------
Foreign currency (cost $366,441)                                                        422,565
-----------------------------------------------------------------------------------------------
Interest and other receivables                                                        9,503,857
-----------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                                  663,947
-----------------------------------------------------------------------------------------------
Receivable for securities sold                                                       32,271,596
-----------------------------------------------------------------------------------------------
Receivable for open forward currency contracts                                       61,128,372
-----------------------------------------------------------------------------------------------
Receivable for closed forward currency contracts                                        991,864
-----------------------------------------------------------------------------------------------
Total assets                                                                        661,453,311

Liabilities
-----------------------------------------------------------------------------------------------
Payable for securities purchased                                                    104,502,357
-----------------------------------------------------------------------------------------------
Payable for shares of the fund repurchased                                            2,437,845
-----------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                          1,020,871
-----------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                               79,958
-----------------------------------------------------------------------------------------------
Payable for compensation of Trustees (Note 2)                                            16,563
-----------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                                619
-----------------------------------------------------------------------------------------------
Payable for distribution fees (Note 2)                                                  176,561
-----------------------------------------------------------------------------------------------
Payable for open forward currency contracts                                          45,274,172
-----------------------------------------------------------------------------------------------
Payable for closed forward currency contracts                                         3,878,968
-----------------------------------------------------------------------------------------------
Other accrued expenses                                                                  569,446
-----------------------------------------------------------------------------------------------
Total liabilities                                                                   157,957,360
-----------------------------------------------------------------------------------------------
Net assets                                                                         $503,495,951

Represented by
-----------------------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                                                    $535,588,521
-----------------------------------------------------------------------------------------------
Distributions in excess of net investment income (Note 1)                           (15,550,349)
-----------------------------------------------------------------------------------------------
Accumulated net realized loss on investments and
foreign currency transactions  (Note 1)                                             (33,682,767)
-----------------------------------------------------------------------------------------------
Net unrealized appreciation of investments and
assets and liabilities in foreign currencies                                         17,140,546
-----------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to capital shares outstanding          $503,495,951

Computation of net asset value and offering price
-----------------------------------------------------------------------------------------------
Net asset value and redemption price per class A share
($253,611,181 divided by 19,781,896 shares)                                              $12.82
-----------------------------------------------------------------------------------------------
Offering price per class A share (100/95.25 of $12.82)*                                  $13.46
-----------------------------------------------------------------------------------------------
Net asset value and offering price per class B share
($36,016,613 divided by 2,816,862 shares)**                                              $12.79
-----------------------------------------------------------------------------------------------
Net asset value and redemption price per class M share
($213,868,157 divided by 16,753,750 shares)                                              $12.77
-----------------------------------------------------------------------------------------------
Offering price per class M share (100/96.75 of $12.77)*                                  $13.20
-----------------------------------------------------------------------------------------------

  * On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

 ** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

    The accompanying notes are an integral part of these financial statements.





Statement of operations
Year ended October 31, 1998
Investment income:
-----------------------------------------------------------------------------------------------
Interest (net of foreign tax $66,294)                                                38,193,362

Expenses:
-----------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                      4,223,569
-----------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                          937,644
-----------------------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                                        22,250
-----------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                          9,889
-----------------------------------------------------------------------------------------------
Distribution fees -- Class A (Note 2)                                                   685,794
-----------------------------------------------------------------------------------------------
Distribution fees -- Class B (Note 2)                                                   376,370
-----------------------------------------------------------------------------------------------
Distribution fees -- Class M (Note 2)                                                 1,129,190
-----------------------------------------------------------------------------------------------
Reports to shareholders                                                                  40,647
-----------------------------------------------------------------------------------------------
Registration fees                                                                        50,433
-----------------------------------------------------------------------------------------------
Auditing                                                                                 64,625
-----------------------------------------------------------------------------------------------
Legal                                                                                     7,804
-----------------------------------------------------------------------------------------------
Postage                                                                                  56,815
-----------------------------------------------------------------------------------------------
Other                                                                                    29,436
-----------------------------------------------------------------------------------------------
Total expenses                                                                        7,634,466
-----------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                             (149,225)
-----------------------------------------------------------------------------------------------
Net expenses                                                                          7,485,241
-----------------------------------------------------------------------------------------------
Net investment income                                                                30,708,121
-----------------------------------------------------------------------------------------------
Net realized loss on investments (Notes 1 and 3)                                    (23,419,816)
-----------------------------------------------------------------------------------------------
Net realized gain on futures contracts (Note 1)                                         185,301
-----------------------------------------------------------------------------------------------
Net realized gain on written options (Notes 1 and 3)                                  1,027,266
-----------------------------------------------------------------------------------------------
Net realized loss on foreign currency transactions                                  (28,593,490)
-----------------------------------------------------------------------------------------------
Net unrealized appreciation of assets and liabilities in
foreign currencies during the year                                                   12,913,915
-----------------------------------------------------------------------------------------------
Net unrealized appreciation of investments during the year                              354,129
-----------------------------------------------------------------------------------------------
Net loss on investments                                                             (37,532,695)
-----------------------------------------------------------------------------------------------
Net decrease in net assets resulting from operations                                $(6,824,574)
-----------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Statement of changes in net assets
                                                                                      Year ended October 31
                                                                                -------------------------------
                                                                                           1998            1997
---------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
---------------------------------------------------------------------------------------------------------------
Operations:
---------------------------------------------------------------------------------------------------------------
Net investment income                                                              $ 30,708,121    $ 18,130,714
---------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments and
foreign currency transactions                                                       (50,800,739)        464,718
---------------------------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) of investments
and net assets and liabilities in foreign currencies                                 13,268,044      (6,794,962)
---------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
from operations                                                                      (6,824,574)     11,800,470
---------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
---------------------------------------------------------------------------------------------------------------
  From net investment income
    Class A                                                                          (9,890,406)    (13,468,566)
---------------------------------------------------------------------------------------------------------------
    Class B                                                                          (1,207,442)     (1,549,654)
---------------------------------------------------------------------------------------------------------------
    Class M                                                                          (8,427,540)        (90,042)
---------------------------------------------------------------------------------------------------------------
  In excess of net investment income
    Class A                                                                                  --     (10,002,099)
---------------------------------------------------------------------------------------------------------------
    Class B                                                                                  --      (1,150,812)
---------------------------------------------------------------------------------------------------------------
    Class M                                                                                  --         (66,867)
---------------------------------------------------------------------------------------------------------------
  From return of capital
    Class A                                                                          (9,983,386)             --
---------------------------------------------------------------------------------------------------------------
    Class B                                                                          (1,218,794)             --
---------------------------------------------------------------------------------------------------------------
    Class M                                                                          (8,506,768)             --
---------------------------------------------------------------------------------------------------------------
Increase (decrease) from capital share transactions (Note 4)                        188,890,353     (10,931,491)
---------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                             142,831,443     (25,459,061)

Net assets
---------------------------------------------------------------------------------------------------------------
Beginning of year                                                                   360,664,508     386,123,569
---------------------------------------------------------------------------------------------------------------
End of year (including distributions in excess of
net investment income of $15,550,349 and
$2,167,433, respectively)                                                          $503,495,951    $360,664,508
---------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Financial highlights
(For a share outstanding throughout the period)

CLASS A
------------------------------------------------------------------------------------------------------------------------------------


Per-share
operating performance                                                         Year ended October 31
------------------------------------------------------------------------------------------------------------------------------------
                                                     1998             1997             1996             1995             1994
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                $13.94           $14.49           $13.62           $13.33           $15.25
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                 .77(c)           .71(c)           .83(c)          1.00              .97
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                           (.95)            (.24)             .82              .19            (1.84)
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                (.18)             .47             1.65             1.19             (.87)
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                    (.47)            (.59)            (.78)            (.62)            (.10)
------------------------------------------------------------------------------------------------------------------------------------
In excess of net
investment income                                      --             (.43)              --               --               --
------------------------------------------------------------------------------------------------------------------------------------
From return of capital                               (.47)              --               --             (.28)            (.80)
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                         --               --               --               --             (.15)
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                  (.94)           (1.02)            (.78)            (.90)           (1.05)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                      $12.82           $13.94           $14.49           $13.62           $13.33
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%)(a)                           (1.14)            3.38            12.46             9.38            (5.93)
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                   $253,611         $316,837         $343,125         $366,476         $461,506
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                            1.26             1.29             1.32             1.34             1.27
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                            5.90             4.90             5.93             7.19             6.57
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                             561.48           638.66           429.38           300.66           359.88
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the period ended October 31, 1995, and thereafter, includes amounts paid through expense offset arrangements. Prior period ratios exclude these amounts (Note 2).

(c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.




Financial highlights
(For a share outstanding throughout the period)

CLASS B
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                   For the period
Per-share                                                                                                           Feb. 1, 1994+
operating performance                                                 Year ended October 31                         to October 31
------------------------------------------------------------------------------------------------------------------------------------
                                                     1998             1997             1996             1995             1994
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                $13.90           $14.45           $13.60           $13.31           $15.38
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                 .67(c)           .59(c)           .72(c)           .77              .64
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                           (.94)            (.23)             .81              .33            (2.10)
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                (.27)             .36             1.53             1.10            (1.46)
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                    (.42)            (.52)            (.68)            (.55)            (.14)
------------------------------------------------------------------------------------------------------------------------------------
In excess of net
investment income                                      --             (.39)              --               --               --
------------------------------------------------------------------------------------------------------------------------------------
From return of capital                               (.42)              --               --             (.26)            (.47)
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                  (.84)            (.91)            (.68)            (.81)            (.61)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                      $12.79           $13.90           $14.45           $13.60           $13.31
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%)(a)                           (1.87)            2.62            11.57             8.63            (9.52)*
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                    $36,017          $41,322          $41,106          $30,910          $22,387
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                            2.01             2.04             2.07             2.09             1.49*
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                            5.17             4.22             5.13             6.59             4.76*
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                             561.48           638.66           429.38           300.66           359.88
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the period ended October 31, 1995, and thereafter, includes amounts paid through expense offset arrangements. Prior period ratios exclude these amounts (Note 2).

(c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.




Financial highlights
(For a share outstanding throughout the period)

CLASS M
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                  For the period
Per-share                                                                                                          Mar. 17, 1995+
operating performance                                                          Year ended October 31                 to Oct. 31
------------------------------------------------------------------------------------------------------------------------------------
                                                                      1998             1997             1996             1995
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                 $13.89           $14.44           $13.59           $12.81
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                  .76(c)           .66(c)           .77(c)           .49
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                                            (.95)            (.23)             .83              .88
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                                 (.19)             .43             1.60             1.37
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                                     (.46)            (.56)            (.75)            (.40)
------------------------------------------------------------------------------------------------------------------------------------
In excess of net
investment income                                                       --             (.42)              --               --
------------------------------------------------------------------------------------------------------------------------------------
From return of capital                                                (.47)              --               --             (.19)
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                   (.93)            (.98)            (.75)            (.59)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                       $12.77           $13.89           $14.44           $13.59
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%)(a)                                            (1.28)            3.15            12.14            10.87*
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                    $213,868           $2,506           $1,892             $509
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                                             1.51             1.54             1.58              .96
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                                             5.55             4.74             5.52             4.78*
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                              561.48           638.66           429.38           300.66
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the period ended October 31, 1995, and thereafter, includes amounts paid through expense offset arrangements. Prior period ratios exclude these amounts (Note 2).

(c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.




Notes to financial statements
October 31, 1998

Note 1
Significant accounting policies

Putnam Global Governmental Income Trust (the "fund") is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. The fund seeks high current income by investing principally in debt securities of foreign or U.S. governmental entities, including supranational issuers. The fund's secondary objectives are preservation of capital and long-term total return, consistent with high current income.

The fund offers class A, class B and class M shares. Class A shares are sold with a maximum front-end sales charge of 4.75%. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge, but pay a higher ongoing distribution fee than class A shares, and are subject to a contingent deferred sales charge, if those shares are redeemed within six years of purchase. Class M shares are sold with a maximum front-end sales charge of 3.25% and pay an ongoing distribution fee that is lower than class B shares and higher than class A shares.

Expenses of the fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the distribution fees applicable to such class). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if the fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with generally accepted accounting principles and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sale price, or, if no sales are reported -- as in the case of some securities traded over-the-counter -- the last reported bid price. Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost which approximates market value, and other investments are stated at fair value following procedures approved by the Trustees.

B) Joint trading account Pursuant to an exemptive order issued by the Securities and Exchange Commission, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Investment Management, Inc. ("Putnam Management"), the fund's Manager, a wholly-owned subsidiary of Putnam Investments, Inc.. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Interest income is recorded on the accrual basis. Discounts on zero coupon bonds, original issue discount bonds, stepped-coupon bonds and payment in kind bonds are accreted according to the yield-to-maturity method. Any premium resulting from the purchase of zero coupon bonds, original issue discount bonds, stepped-coupon bonds and payment in kind bonds are amortized on a yield-to-maturity basis.

E) Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The market value of foreign securities, currency holdings, and other assets and liabilities are recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when accrued or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on closed forward currency contracts, disposition of foreign currencies and the difference between the amount of investment income and foreign withholding taxes recorded on the fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of open forward currency contracts and assets and liabilities other than investments at the period end, resulting from changes in the exchange rate.

F) Forward currency contracts The fund may engage in forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date, to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short-term investments). The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is "marked to market" daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.

G) Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase. The fund may also write options on securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers.

H) TBA purchase commitments The fund may enter into "TBA" (to be announced) purchase commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, the amount of the commitments will not fluctuate more than 1.0% from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund's other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, according to the procedures described under "Security valuation" above.

I) Line of credit The fund has entered into a committed line of credit with certain banks. This line of credit agreement includes restrictions that the fund maintain an asset coverage ratio of at least 300% and borrowings must not exceed prospectus limitations. For the year ended October 31, 1998, the fund had no borrowings against the line of credit.

J) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

At October 31, 1998, the fund had a capital loss carryover of approximately $30,261,000 available to offset future capital gains, if any. The amount of the carryover and the expiration dates are:

  Loss Carryover             Expiration
 ---------------         -----------------
    $5,448,000           October 31, 2003
    24,813,000           October 31, 2006

K) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Capital gain distributions, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences include temporary and permanent differences of losses on wash sale transactions, foreign currency gains and losses, unrealized gains and losses on certain futures contracts, market discount and paydown gains and losses on mortgage-backed securities. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. For the year ended October 31, 1998 the fund reclassified $24,565,649 to increase distributions in excess of net investment income and $130,395 to decrease paid-in-capital, with an decrease to accumulated net realized losses of $24,696,044. The calculation of net investment income per share in the financial highlights table excludes these adjustments.

Note 2
Management fee, administrative
services and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.80% of the first $500 million of average net assets, 0.70% of the next $500 million, 0.65% of the next $500 million, 0.60% of the next $5 billion, 0.575% of the next $5 billion, 0.555% of the next $5 billion, 0.54% of the next $5 billion and 0.53% thereafter.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by Putnam Fiduciary Trust Company (PFTC). Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

For the year ended October 31, 1998 fund expenses were reduced by $149,225 under expense offset arrangements with PFTC. Investor servicing and custodian fees reported in the Statement of operations exclude these credits. The fund could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if it had not entered into such arrangements.

Each Trustee of the fund receives an annual Trustee fee, of which $940 has been allocated to the fund, and an additional fee for each Trustee's meeting attended. Trustees who are not interested persons of Putnam Management and who serve on committees of the Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain in the fund and are invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of Trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

The fund has adopted distribution plans (the "Plans") with respect to its class A, class B and class M shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Mutual Funds Corp., a wholly-owned subsidiary of Putnam Investments Inc., for services provided and expenses incurred by it in distributing shares of the fund. The Plans provide for payments by the fund to Putnam Mutual Funds Corp. at an annual rate up to 0.35%, 1.00% and 1.00% of the average net assets attributable to class A, class B and class M shares, respectively. The Trustees have approved payment by the fund to an annual rate of 0.25%, 1.00% and 0.50% of the average net assets attributable to class A, class B and class M shares, respectively.

For the year ended October 31, 1998, Putnam Mutual Funds Corp., acting as underwriter received net commissions of $19,171 and $917,138 from the sale of class A and class M shares, respectively and $119,756 in contingent deferred sales charges from redemptions of class B shares. A deferred sales charge of up to 1% is assessed on certain redemptions of class A shares. For the year ended October 31, 1998 Putnam Mutual Funds Corp., acting as underwriter received $2,242 on class A redemptions.

Note 3
Purchase and sales of securities

During the year ended October 31, 1998, purchases and sales of investment securities other than U.S. government obligations and short-term investments aggregated $2,434,412,256 and $2,124,935,397, respectively. Purchases and sales of U.S. government obligations aggregated $649,067,000 and $779,988,406, respectively. In determining the net gain or loss on securities sold, the cost of securities has been determined on the identified cost basis.

Written option transactions during the year are summarized as follows:

                                                  Contract           Premiums
                                                   Amounts           Received
-----------------------------------------------------------------------------
Written options
outstanding
at beginning
of year                                       $ 14,995,000          $ 186,688
-----------------------------------------------------------------------------
Options
opened                                         139,300,000            840,578
-----------------------------------------------------------------------------
Options
expired                                       (154,295,000)        (1,027,266)
-----------------------------------------------------------------------------
Options
closed                                                  --                 --
-----------------------------------------------------------------------------
Written options
outstanding
at end of year                                $         --          $      --
-----------------------------------------------------------------------------

Note 4
Capital shares

At October 31, 1998, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

                                                           Year ended
                                                        October 31, 1998
-----------------------------------------------------------------------------
Class A                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                      3,478,314       $ 45,389,551
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                    1,232,502         16,052,340
-----------------------------------------------------------------------------
                                                 4,710,816         61,441,891

Shares
repurchased                                     (7,653,407)      (100,251,624)
-----------------------------------------------------------------------------
Net decrease                                    (2,942,591)     $ (38,809,733)
-----------------------------------------------------------------------------

                                                           Year ended
                                                        October 31, 1997
-----------------------------------------------------------------------------
Class A                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                      5,148,613       $ 72,510,042
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                    1,316,265         18,393,725
-----------------------------------------------------------------------------
                                                 6,464,878         90,903,767

Shares
repurchased                                     (7,412,644)      (104,404,420)
-----------------------------------------------------------------------------
Net decrease                                      (947,766)     $ (13,500,653)
-----------------------------------------------------------------------------

                                                           Year ended
                                                        October 31, 1998
-----------------------------------------------------------------------------
Class B                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                      1,505,220       $ 19,607,542
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                      153,614          1,994,786
-----------------------------------------------------------------------------
                                                 1,658,834         21,602,328

Shares
repurchased                                     (1,814,622)       (23,589,537)
-----------------------------------------------------------------------------
Net decrease                                      (155,788)      $ (1,987,209)
-----------------------------------------------------------------------------

                                                           Year ended
                                                        October 31, 1997
-----------------------------------------------------------------------------
Class B                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                      1,542,262       $ 21,647,617
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                      153,475          2,140,026
-----------------------------------------------------------------------------
                                                 1,695,737         23,787,643

Shares
repurchased                                     (1,567,095)       (21,917,232)
-----------------------------------------------------------------------------
Net increase                                       128,642        $ 1,870,411
-----------------------------------------------------------------------------

                                                           Year ended
                                                        October 31, 1998
-----------------------------------------------------------------------------
Class M                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                     25,255,616      $ 338,237,961
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                       10,841            140,813
-----------------------------------------------------------------------------
                                                25,266,457        338,378,774

Shares
repurchased                                     (8,693,157)      (108,691,479)
-----------------------------------------------------------------------------
Net increase                                    16,573,300      $ 229,687,295
-----------------------------------------------------------------------------

                                                           Year ended
                                                        October 31, 1997
-----------------------------------------------------------------------------
Class M                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                        111,086         $1,556,478
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                       10,204            141,924
-----------------------------------------------------------------------------
                                                   121,290          1,698,402

Shares
repurchased                                        (71,842)          (999,651)
-----------------------------------------------------------------------------
Net increase                                        49,448         $  698,751
-----------------------------------------------------------------------------



Federal tax information
(Unaudited)

For the year ended October 31, 1998, a portion of the fund's distribution represents a return of capital and is therefore not taxable to shareholders.

The Form 1099 you receive in January 1999 will show the tax status of all distributions paid to your account in calendar 1998.



PUTNAM GROWTH FUNDS

Asia Pacific Growth Fund

Capital Appreciation Fund [DBL. DAGGER]

Capital Opportunities Fund

Diversified Equity Trust

Europe Growth Fund

Global Growth Fund

Global Natural Resources Fund

Growth Opportunities Fund

Health Sciences Trust

International Growth Fund

International New Opportunities Fund

Investors Fund

New Opportunities Fund [DBL. DAGGER]

OTC & Emerging Growth Fund

Research Fund

Vista Fund

Voyager Fund

Voyager Fund II

PUTNAM GROWTH
AND INCOME FUNDS

Balanced Retirement Fund

Convertible Income-Growth Trust

Equity Income Fund

The George Putnam Fund of Boston

Global Growth and Income Fund

The Putnam Fund for Growth and Income

Growth and Income Fund II

International Growth and Income Fund

New Value Fund

Utilities Growth and Income Fund

PUTNAM INCOME FUNDS

American Government Income Fund

Diversified Income Trust

Global Governmental Income Trust

High Quality Bond Fund +

High Yield Advantage Fund [DBL. DAGGER]

High Yield Total Return Fund

High Yield Trust [DBL. DAGGER]

High Yield Trust II

Income Fund

Intermediate U.S. Government
Income Fund

Money Market Fund **

Preferred Income Fund

Strategic Income Fund *

U.S. Government Income Trust

PUTNAM TAX-FREE
INCOME FUNDS

Municipal Income Fund

Tax Exempt Income Fund

Tax Exempt Money Market Fund**

Tax-Free High Yield Fund

Tax-Free Insured Fund

State tax-free income funds [SECTION MARK]

Arizona, California, Florida, Massachusetts, Michigan, Minnesota,
New Jersey, New York, Ohio and Pennsylvania

State tax-free money market funds [SECTION MARK]

California, New York

LIFESTAGE SM FUNDS

Putnam Asset Allocation Funds-three investment portfolios that spread your money across a variety of stocks, bonds, and money market investments.

The three portfolios:

Asset Allocation: Balanced Portfolio

Asset Allocation: Conservative Portfolio

Asset Allocation: Growth Portfolio

 *Formerly Putnam Diversified Income Trust II

 +Formerly Putnam Federal Income Trust

[DBL. DAGGER] Closed to new investors. Some exceptions may apply.

 Contact Putnam for details.

[SECTION MARK] Not available in all states.

 **An investment in a money market fund is neither insured nor guaranteed by the U.S. government. These funds are managed to maintain a price of $1.00 per share, although there is no assurance that this price will be maintained in the future.

   Please call your financial advisor or Putnam at 1-800-225-1581 to obtain a prospectus for any Putnam fund. It contains more complete information, including charges and expenses. Please read it carefully before you invest or send money.


Fund information

INVESTMENT MANAGER

Putnam Investment
Management, Inc.
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Mutual Funds Corp.
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

INDEPENDENT
ACCOUNTANTS

PricewaterhouseCoopers LLP

TRUSTEES

George Putnam, Chairman
William F. Pounds, Vice Chairman
John A. Hill, Vice Chairman
Jameson Adkins Baxter
Hans H. Estin
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
Donald S. Perkins
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam
President

Charles E. Porter
Executive Vice President

Patricia C. Flaherty
Senior Vice President

John D. Hughes
Senior Vice President and Treasurer

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Ian C. Ferguson
Vice President

Brett C. Browchuk
Vice President

Stephen Oristaglio
Vice President

D. William Kohli
Vice President and Fund Manager

Jeffrey A. Kaufman
Vice President and Fund Manager

Jennifer E. Leichter
Vice President and Fund Manager

John R. Verani
Vice President

Beverly Marcus
Clerk and Assistant Treasurer


This report is for the information of shareholders of Putnam Global Governmental Income Trust. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary. For more information or to request a prospectus, call toll free:
1-800-225-1581. You can also learn more at Putnam Investments' website: http://www.putnaminv.com.

Shares of mutual funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution; are not insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other agency; and involve risk, including the possible loss of the principal amount invested.


[LOGO OMITTED]

PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

www.putnaminv.com
---------------------
BULK RATE
U.S. POSTAGE PAID
PUTNAM
INVESTMENTS
---------------------

AN031 47853-041/220/906/  12/98